Income Taxes - Schedule of Reconciliation of Income Taxes Computed Using The Statutory U.S. Income Tax Rate and The Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax computed at federal statutory rate		$ (589)	$ (1,256)
State tax, net of federal tax benefits		(194)	(392)
Permanent items		5	104
Tax credits		(66)	(157)
Tax rate change		0	(18)
Valuation allowance increase		916	1,732
Other		(71)	(12)
Provision for income taxes		$ 1	$ 1
Tax computed at federal statutory rate	21.00%	21.00%	21.00%
State tax, net of federal tax benefits		6.92%	6.56%
Permanent items		(0.18%)	(1.74%)
Tax credits		2.35%	2.62%
Tax rate change		0.00%	0.31%
Valuation allowance increase		(32.65%)	(28.74%)
Other		2.53%	0.01%
Effective tax rate		(0.04%)	0.01%